Note 8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(in $000's)	2012	2011	2010
Computed expected tax (benefit) expense	$61	$(91)	$62
State income tax expense, net of Federal tax effect	$11	$(17)	$9
Reduction of valuation allowance	$2	$(294)	$0
Expiration of general business credit carry-forward	$0	$0	$129
Other, net (primarily permanent differences)	$112	$(39)	$(37)
Change in valuation allowance (regarding current year activity)	$(171)	$147	$(169)
Income Tax Expense (Benefit)	$15	$(294)	$(6)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31:
(in $000's)	2012	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$70	$83	$99
Warranty provision	$28	$35	$29
Inventory reserve	$554	$627	$694
Property, plant, equipment, software and intangibles	$128	$126	$94
Net operating loss carry forwards	$2,402	$2,504	$2,322
Alternative minimum tax credit carry forwards	$136	$136	$136
Other	$107	$85	$60
Total gross deferred tax assets	$3,425	$3596	$3,434
Less valuation allowance	$(2,528)	$(2,697)	$(2,844)
Total deferred tax assets	$897	$899	$590
Deferred tax liabilities:
Goodwill	$428	$428	$413
Total deferred tax liabilities	$428	$428	$413
Net deferred taxes	$469	$471	$177